SCHEDULE OF ALLOWANCE FOR EXPECTED RECOVERABLE AMOUNTS (Details) ¥ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Receivables [Abstract]
Loans recognized as a result of payments under guarantees			¥ 7,710
Less: provision for credit losses			(7,710)	¥ (7,995)	¥ (10,337)
Loans recognized